Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
John Keeler & Co., Inc. [Member]
Purchased from related party	$ 7,406,000	$ 9,413,000	$ 17,230,000	$ 5,850,000